STOCK-BASED COMPENSATION - Schedule Of Weighted-Average Grant-Date Fair Value Of Grants And Total Market Value (Details) - USD ($) $ / shares in Units, $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2025	Aug. 06, 2025	Dec. 31, 2024	Dec. 31, 2023
RSUs, Restricted Stock, and PSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value of RSUs, restricted stock and PSUs (in dollars per share)	$ 13.89	$ 10.75	$ 10.97	$ 22.83
RSUs and PSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Market value of RSU and PSU vests	$ 92	$ 71	$ 130	$ 74